Document and Entity Information	Feb. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	ITEM 8.01 Other Events This Amendment No. 1 to Form 8-K (this “Amendment No. 1”) is being filed as an amendment to the Current Report on Form 8-K of Ovintiv Inc. (the “Corporation”), filed with the U.S. Securities and Exchange Commission on February 8, 2021 (the “Original Filing”). The Original Filing was filed to report the Notice of Meeting and Record Date, which, among other things, specified the Corporation’s intention not to use notice and access in connection with the Corporation’s annual meeting of stockholders, to be held on April 28, 2021 (the “Meeting”). The sole purpose of this Amendment No. 1 is to report that the Corporation will use notice and access for the delivery of proxy materials to beneficial and registered stockholders in connection with the Meeting. Except for the foregoing, this Amendment No. 1 does not modify or update any other disclosure contained in the Original Filing. The Amended Notice of Meeting and Record Date is attached as Exhibit 99.1 to this Current Report on Form 8-K/A.
Amendment Flag	true
Entity Central Index Key	0001792580